Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 12 – INCOME TAXES

The provision for income taxes consisted of the following (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Current	￦	-	￦	-
Deferred		16,850		(9,118)
Total	￦	16,850	￦	(9,118)

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Income taxes at Federal statutory rate	21.00%	34.00%
Foreign tax rate differential	1.00%	(12.00)%
Change in valuation allowance	(22.00)%	(22.00)%
Effective tax rate	-%	-%

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Deferred tax asset:
Inventories	￦	593,362	￦	537,232
Goodwill and intangible assets		1,455,155		1,398,851
Accounts payable		94,553		-
Pension benefits		259,761		204,622
Other		80,690		67,520
Net operating losses		59,103		105,558
Tax credit carryforwards		931,344		871,500
Total deferred tax asset		3,473,968		3,185,283

Deferred tax liability:
Accounts receivable		(68,892)		(17,887)
Property and equipment		(4,275)		(2,610)
Total deferred tax liability		(73,167)		(20,497)

		3,400,800		3,164,786

Less valuation allowance		(3,400,800)		(3,164,786)

Deferred tax asset, net		-		-

The Company has a net operating loss carryforward for tax purposes totaling ￦268,650 thousand ￦105,558 thousand at December 31, 2018 and 2017, expiring through the year 2028.

The Company’s tax jurisdiction is the Republic of Korea.

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2018 and 2017, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance was increased by ￦236,014 thousand and ￦579,244 thousand for the years ended December 31, 2018 and 2017, respectively. The Company’s tax years for 2014 through 2018 may still be subject to tax examination.